May 8, 2007

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
Attention:	Barbara C. Jacobs
Assistant Director

Re:                             Xplore Technologies Corp.
Amendment No. 5 to Form S-4
Filed on April 30, 2007
File No. 333-138675

Dear Ms. Jacobs:

On behalf of Xplore Technologies Corp. (the “Company”), we are filing herewith Amendment No. 6 to the Company’s Registration Statement on Form S-4 (the “Amended Registration Statement”). We are also providing two unmarked copies of the Amended Registration Statement and two copies of the Amended Registration Statement that are marked to show changes from Amendment No. 5 to the Company’s Registration Statement on Form S-4 (“Amendment No. 5”).

The Amended Registration Statement is being filed in response to comments of the staff of the Division of Corporation Finance (the “Staff”) of the Securities and Exchange Commission (the “Commission”), pursuant the letters dated May 3, 2007 (the “May 3 Letter”) and May 4, 2007 (the “May 4 Letter”), setting forth comments to Amendment No. 5 filed by the Company on April 30, 2007. Set forth below are the Staff’s comments, indicated in bold, and the Company’s responses.

                The May 3 Letter

Changes in and Disagreements with Accountants in Accounting and Financial Disclosure under Canadian GAAP, page 76

1.                                       We note your response to comment 3 in our letter dated April 27, 2007 where you indicated that the Company provided D&T with a copy of the revised Item 304 disclosures, however as of the date of your response (April 30, 2007) D&T had not provided the Exhibit 16 letter.  Based on conversations between D&T and the Company and D&T and the staff, it appears that they intend to provide this letter during the early part of the week beginning on May 7, 2007.  Therefore, please revise to include the updated Exhibit 16 letter in your next amendment.

                Response:  We note the Staff’s comment, however, as of the date of this filing, the Company still has not received a copy of Deloitte’s letter responding to the revised Item 304 disclosure, which Deloitte was provided on April 17, 2007.

Audited Financial Statements

Note 9 - Debentures, page F-27

2.                                       We note your response to comment 5 in the Staff’s letter dated April 27, 2007. We have the following additional comments with regards to your calculations of the beneficial conversion feature on the December 2004 debentures and the revisions to your financial statements.

•                  It appears that the Company determined the fair value of the warrants as the difference between the face value and fair value of the debentures.  The fair value of the warrants, however should be calculated by inputting the Company’s assumptions into an option-pricing model (e.g. Black-Scholes) and applying the calculated value to the 9,100,000 warrants granted.  Based on the assumptions provided on page F-28 (discount rate of 3.4%, volatility of 100% and divided rate of 0%) and assuming the exercise price of the warrants at $0.55; the stock price of $0.49 (US dollars) and the term of 5 years it would appear that the warrant value is approximately $0.36 per unit or approximately $3,276,000.  Please explain your calculations or revise your financial statements accordingly.

                Response:  We have revised the Company’s consolidated interim financial statements as at December 31, 2006 and for the nine months then ended, and the notes thereto, as well as the Company’s consolidated annual financial statements as at March 31, 2006 and 2005 and for the years then ended, and the notes thereto, to address your comment. Furthermore, we have also revised the section entitled “Selected Financial Data” on page 8 of the Amended Registration Statement and the section entitled “Management’s Discussion and Analysis of Financial Condition and Results of Operations” beginning on page 62 of the Amended Registration Statement.

•                  Your calculations of the beneficial conversion feature were based on the debenture conversion price and did not take into consideration the “effective” conversion price (after allocating the proceeds between the debentures and the warrants based on the relative fair values and dividing by the 11,363.636 shares to be received on conversion).  We refer you to Issue 1 of EITF 00-27.  Please revise your calculations and financial statements accordingly.

                 Response:  We have revised the Company’s consolidated interim financial statements as at December 31, 2006 and for the nine months then ended, and the notes thereto, as well as the Company’s consolidated annual financial statements as at March 31, 2006 and 2005 and for the years then ended, and the notes thereto, to address your comment. Furthermore, we have also revised the section entitled “Selected Financial Data” on page 8 of the Amended Registration Statement and the section entitled “Management’s Discussion and Analysis of Financial Condition and Results of Operations” beginning on page 62 of the Amended Registration Statement.

•                  The beneficial conversion feature should be amortized to interest expense and not recorded as a deemed dividend. Also, this amount should be amortized over the term of the debenture and not recorded all at once upon issuance, even though the debentures are immediately convertible. We refer you to Issue 6 of EITF 00-27. Please revise your financial statements and disclosures accordingly.

                Response:  We have revised the Company’s consolidated interim financial statements as at December 31, 2006 and for the nine months then ended, and the notes thereto, as well as the Company’s consolidated annual financial statements as at March 31, 2006 and 2005 and for the years then ended, and the notes thereto, to address your comment. Furthermore, we have also revised the section entitled “Selected Financial Data” on page 8 of the Amended Registration Statement and the section entitled “Management’s Discussion and Analysis of Financial Condition and Results of Operations” beginning on page 62 of the Amended Registration Statement.

•                  Tell us how you considered these potential restatement issues and their impact on the capitalization transaction in May 2006.  In this regard, it would appear that at the time of the recapitalization, the December 2004 debentures would have a remaining unamortized discount balance (from the beneficial conversion feature and the fair value of the warrants) that should be recorded as a loss on extinguishment of debt in your interim financial statements.  Please explain or revise your financial statements accordingly.

                Response: The discount was amortized through the original maturity date (October 31, 2005) of the December 17, 2004 debentures. In September 2005, the debentures were modified by extending the original maturity date to April 30, 2006. The remaining unamortized discount of approximately $92,000 was written off at that time since the Company determined that the terms of the modification represented a settlement of the original debt. Therefore, at the time of the Company’s recapitalization in May 2006, there was no unamortized discount remaining with respect to the December 17, 2004 debentures.

3.                                       Considering the revisions previously made to your 2005 “restated” financial statements as well as the revisions that may be required in both the 2005 and 2006 financial statements based on our previous comment, tell us how your auditors considering including a reference in their repot related to these corrections of errors. We refer you to AU 508.16 and AU 561.06.  Also, revise to include a discussion of the impact of the restatement in the notes to your financial statements.

                Response:  The Company’s auditors have revised the date of their audit report in the Amended Registration Statement and the Company has revised its financial statements and the notes thereto in the Amended Registration Statement to reflect the restatement.

                The May 4 Letter

                Executive Compensation, page 79

                Compensation Discussion and Analysis

1.                                       Please refer to Item 402(b) and section II.B. of Release No. 33-8732A and revise to provide information required by that Item requirement.  In particular, we note that compensation discussion and analysis is limited to a discussion of the components that comprise executive compensation and appears to lack certain disclosure that may be appropriate under Item 402(b).  For example, Item 402(b)(2) sets forth examples of material information that could be appropriate for discussion in compensation discussion and analysis but it unclear from your disclosure what consideration you have given to the pertinent illustrative examples contained in this disclosure guideline. In this regard, we specifically refer to you to the examples set forth in Item 402(b)(2)(vii) and (viii). Please advise us as to how these topics are addressed in compensation discussion and analysis or otherwise advise as to the reasons the particular topic is not applicable to your executive compensation program.

                Response:  With respect to establishing compensation for its named executive officers, the Company does not have any formal policies in determining how specific forms of compensation are structured or implemented to reflect the individual performances and/or individual contributions to the specific items of corporate performance. In addition, the Company has no formal policies regarding the adjustment or recovery of awards or payments if the relevant performance measures upon which such award or payment was based are restated or otherwise adjusted in a manner that would reduce the size of an award or payment. We have revised the section entitled “Management — Executive Compensation — Elements of Our Compensation Program” on page 82 of the Amended Registration Statement to reflect such matters.

2.                                       Please revise to identify what specific ways you benchmark the remuneration of your executive officers to the remuneration of similarly situated executives and identify the companies used for such benchmarking purposes. See Item 402(b)(2)(xiv) of Regulation S-K.

                Response:  To date, the Company has not set any benchmarks for remuneration of its executive officers and has not established any peer groups for comparison purposes. In addition, the Company has not completed a specific compensation study with respect to the competitivness of the compensation that is pays its named executive officers. The current compensation of the Company’s named executive officers (other than Philip S. Sassower, who receives no compensation for his services as Chief Executive Officer) was determined based on negotiations between the Company and such named executive officer. In each instance, the compensation established was in excess of the compensation received by such named executive officer in his prior position. We have revised the section entitled “Management — Executive Compensation — Elements of Our Compensation Program” on page 81 of the Amended Registration Statement to reflect such matters.

                Elements of Our Compensation Program, page 80

3.                                       You indicate that your cash incentive bonuses are correlated with the achievement of key financial and operational objectives.  We note however that you have not provided a quantitative discussion of the terms of the necessary targets to be achieved by the company and by each executive officer as measured against financial, strategic and corporate objectives in order for your executive officers to earn their cash bonuses.  If you believe that disclosure of such information would result in competitive harm, explain whether the information could be excluded under Instruction 4 to Item 402(b).  Further, please discuss how difficult it will be for the executive or how likely it will be for the registrant to achieve the target levels or other factors.  Please see Instruction 4 to Item 402(b) of Regulation S-K.

                Response:  The Company has not finally determined all of the quantitative targets to be achieved by the Company and by its named executive officers in connection with the payment of cash incentive bonuses. As a result, there is no mathematical formula to be used in determining the cash incentive bonuses to be paid to its named executive officers. Instead, the annual cash incentive bonuses are discretionary and the compensation committee considers the factors listed in each executive officer’s MBO in determining the annual cash inventive bonus, if any, earned by each executive officer. We have revised the section entitled “Management — Executive Compensation — Elements of Our Compensation Program” on page 82 of the Amended Registration Statement to reflect these matters.

4.                                       We note your disclosure on page 80 under the subheading Cash Incentive Bonuses that the compensation committee may in its discretion award a cash incentive bonus to an executive officer for partial achievement of such executive officer’s objectives.  Clarify whether the committee has other discretion, such as the ability to award bonuses in excess of the maximum when targets are exceeded.

                Response:  We have revised the section entitled “Management — Executive Compensation — Elements of Our Compensation Program” on page 82 of the Amended Registration Statement to indicate that our compensation committee may award a performance bonus in excess of an executive officer’s maximum cash incentive bonus in recognition of that executive officer’s exceptional performance.

Summary Compensation Table, page 84

5.                                       In various footnotes to this table and the Grant of Plan-Based Table, we note references to “Management by Objectives (MBO)” Plan. We assume that this refers to each executive officer’s cash incentive bonus plan.  Please ensure that you include disclosure of the MBO Plans in compensation discussion and analysis.

                Response: We have revised the section entitled “Management — Executive Compensation — Elements of Our Compensation Program” on page 82 of the Amended Registration Statement to include a discussion of each executive officer’s MBO plan.

Certain Relationships and Related Transactions, page 94

Approval of Related Party Transactions

6.                                       We acknowledge your disclosure on page 96 that the audit committee reviews and reports               to the board of directors on any related party transaction and from time to time, the independent members of the board form an adhoc committee to consider transactions and agreements in which a director or executive officer of your company has a material interest.  Please expand the disclosure to describe the polices and procedures that comprise the review, approval and ratification of any transaction required to be disclosed under Item 404(a) of Regulation S-K.  This would include a discussion of the standards to be applied pursuant to such policies and procedures and a discussion of where an investor may locate the writings evidencing these policies and procedures.  See Item 404(b)(1)(ii) and (iv) of Regulation S-K.

                Response:  Although the Company's audit committee and Board of Directors comply with applicable standards required by governing law when considering related party transactions, the Company has not established any standards, policies or procedures with respect to the review, approval or ratification of any transaction required to be disclosed under Item 404(a) of Regulation S-K. We have revised the section entitled “Certain Relationships and Related Transactions — Approval of Related Party Transactions” on page 97 of the Amended Registration Statement to reflect such matters.

                The Company respectfully requests that the Staff promptly review the Amended Registration Statement and the Company’s responses so that the Company’s Registration Statement may be declared effective by the Staff as soon as possible, but in no event later than May 15, 2007 since our interim financial statements will go stale after that date. Accordingly, on Wednesday, May 9, 2007, the Company intends to file an acceleration request to enable the Staff to declare effective the Company’s Registration Statement on Friday, May 11, 2007 at 10:00 a.m.

                If you wish to discuss any of the foregoing responses, please call me at (212) 603-2227.

Very truly yours,

/s/ Jonathan J. Russo

cc:	Michael J. Rapisand
Xplore Technologies Corp.